Stockholders' Equity (Deficiency) (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity (Deficiency) [Abstract]
Summary of warrants outstanding and exercisable

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at January 1, 2014	454,600	$3.23	4.97	$351,300
Issued	3,675,176	2.79	4.51	-
Exercised	(500,000)	3.00	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2014	3,629,776	$2.80	4.51	$283,828
Issued	4,310,714	1.78	4.04	-
Exercised	(325,000)	2.00	-	-
Cancelled	-	-	-	-
Outstanding and Exercisable at December 31, 2015	7,615,490	$2.26	3.83	$-